LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–80.83%
Aerospace & Defense–2.25%
†Boeing	1,852	$ 471,742
General Dynamics	22,718	4,124,680
L3Harris Technologies	2,127	431,100
Lockheed Martin	1,199	443,031
Northrop Grumman	1,352	437,561
Raytheon Technologies	49,857	3,852,450
Textron	31,096	1,743,864
†TransDigm Group	670	393,906
		11,898,334
Air Freight & Logistics–0.56%
CH Robinson Worldwide	4,436	423,328
Expeditors International of Washington	4,305	463,605
FedEx	1,580	448,783
United Parcel Service Class B	9,655	1,641,254
		2,976,970
Airlines–0.17%
†Delta Air Lines	8,770	423,416
†Southwest Airlines	7,624	465,521
		888,937
Auto Components–0.07%
†Aptiv	2,654	365,987
		365,987
Automobiles–1.57%
†Ford Motor	34,780	426,055
†General Motors	98,102	5,636,941
Harley-Davidson	47,323	1,897,652
†Tesla	522	348,660
		8,309,308
Banks–6.92%
Bank of America	143,303	5,544,393
Citigroup	6,113	444,721
Citizens Financial Group	70,416	3,108,866
Comerica	31,524	2,261,532
Cullen/Frost Bankers	13,247	1,440,744
Fifth Third Bancorp	61,684	2,310,066
First Republic Bank	2,444	407,537
JPMorgan Chase & Co.	2,757	419,698
KeyCorp	45,129	901,677
M&T Bank	23,540	3,568,899
PNC Financial Services Group	24,822	4,354,027
Regions Financial	20,035	413,923
†SVB Financial Group	755	372,713
Truist Financial	54,042	3,151,730
US Bancorp	8,053	445,411
Wells Fargo & Co.	117,850	4,604,400
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Zions Bancorp	50,471	$ 2,773,886
		36,524,223
Beverages–1.91%
Anheuser-Busch InBev	30,571	1,926,970
Brown-Forman Class B	5,411	373,197
Coca-Cola	60,188	3,172,510
Constellation Brands Class A	1,828	416,784
Heineken	28,351	2,913,121
Keurig Dr Pepper	12,898	443,304
†Monster Beverage	4,552	414,642
PepsiCo	3,034	429,159
		10,089,687
Biotechnology–0.83%
AbbVie	3,886	420,543
†Alexion Pharmaceuticals	2,624	401,236
Amgen	1,761	438,154
†Biogen	1,466	410,114
†BioMarin Pharmaceutical	4,991	376,870
Gilead Sciences	6,340	409,754
†Incyte	5,067	411,795
†Moderna	2,335	305,768
†Regeneron Pharmaceuticals	855	404,535
†Seagen	2,587	359,231
†Vertex Pharmaceuticals	1,971	423,548
		4,361,548
Building Products–0.90%
Carrier Global	10,652	449,727
Johnson Controls International	58,052	3,463,963
Trane Technologies	5,186	858,594
		4,772,284
Capital Markets–3.21%
Ameriprise Financial	1,818	422,594
Bank of New York Mellon	9,519	450,153
BlackRock	566	426,741
Blackstone Group Class A	5,744	428,100
Charles Schwab	50,831	3,313,165
CME Group	2,092	427,249
Franklin Resources	14,610	432,456
Goldman Sachs Group	10,981	3,590,787
Intercontinental Exchange	3,600	402,048
KKR & Co Class A	8,600	420,110
MarketAxess Holdings	730	363,482
Moody's	1,434	428,207
Morgan Stanley	42,422	3,294,492
MSCI	928	389,092
Nasdaq	2,782	410,234
Northern Trust	4,174	438,729
S&P Global	1,203	424,503
State Street	5,598	470,288
LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
T. Rowe Price Group	2,470	$ 423,852
		16,956,282
Chemicals–2.60%
Air Products & Chemicals	1,525	429,043
†Axalta Coating Systems	2,305	68,182
BASF	18,354	1,524,741
Celanese	2,975	445,685
Corteva	77,230	3,600,463
Dow	27,981	1,789,105
DuPont de Nemours	25,938	2,004,489
Ecolab	1,961	419,791
Linde	1,597	447,384
LyondellBasell Industries Class A	4,014	417,657
Nutrien	13,684	737,174
Nutrien (New York Shares)	18,710	1,008,282
PPG Industries	2,948	442,966
Sherwin-Williams	569	419,928
		13,754,890
Commercial Services & Supplies–0.40%
Cintas	1,188	405,476
†Copart	3,487	378,723
Republic Services	4,447	441,810
Waste Connections	4,030	435,159
Waste Management	3,610	465,762
		2,126,930
Communications Equipment–0.24%
†Arista Networks	1,292	390,042
Cisco Systems	8,820	456,082
Motorola Solutions	2,200	413,710
		1,259,834
Construction & Engineering–0.24%
Quanta Services	14,669	1,290,579
		1,290,579
Construction Materials–0.16%
Martin Marietta Materials	1,213	407,350
Vulcan Materials	2,483	419,006
		826,356
Consumer Finance–1.14%
American Express	29,588	4,184,927
Capital One Financial	3,364	428,002
Discover Financial Services	4,345	412,731
Synchrony Financial	10,556	429,207
†Upstart Holdings	4,505	580,514
		6,035,381
Containers & Packaging–0.97%
Amcor	35,737	417,408
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Avery Dennison	5,397	$ 991,159
Ball	4,511	382,262
International Paper	39,083	2,113,218
Sonoco Products	19,169	1,213,398
		5,117,445
Distributors–0.09%
Genuine Parts	3,937	455,078
		455,078
Diversified Financial Services–0.34%
†Berkshire Hathaway Class B	1,687	430,978
Voya Financial	21,611	1,375,324
		1,806,302
Diversified Telecommunication Services–1.08%
AT&T	88,844	2,689,308
Deutsche Telekom	85,542	1,722,410
†Liberty Global Class C	15,541	396,917
Lumen Technologies	33,743	450,469
Verizon Communications	7,230	420,425
		5,679,529
Electric Utilities–4.00%
American Electric Power	20,871	1,767,774
Avangrid	8,932	444,903
Duke Energy	32,777	3,163,964
Edison International	7,296	427,545
Entergy	41,259	4,104,033
Eversource Energy	4,917	425,763
Exelon	68,220	2,983,943
FirstEnergy	44,139	1,531,182
NextEra Energy	5,226	395,138
PPL	119,234	3,438,708
Southern	6,881	427,723
SSE	79,812	1,600,918
Xcel Energy	6,476	430,719
		21,142,313
Electrical Equipment–1.09%
ABB	67,642	2,043,967
AMETEK	3,314	423,297
Eaton	3,135	433,508
Emerson Electric	27,154	2,449,834
Rockwell Automation	1,620	430,013
		5,780,619
Electronic Equipment, Instruments & Components–0.83%
Amphenol Class A	6,163	406,573
Corning	43,228	1,880,850
†Keysight Technologies	2,826	405,249
TE Connectivity	13,083	1,689,146
		4,381,818

LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.27%
Baker Hughes	47,259	$ 1,021,267
Schlumberger	15,391	418,481
		1,439,748
Entertainment–1.13%
Activision Blizzard	4,049	376,557
Electronic Arts	2,797	378,630
†Netflix	744	388,115
†Walt Disney	26,159	4,826,859
		5,970,161
Equity Real Estate Investment Trusts–1.81%
Alexandria Real Estate Equities	2,455	403,357
American Tower	1,769	422,897
Apartment Income REIT	9,448	403,997
AvalonBay Communities	2,292	422,897
Boston Properties	4,369	442,405
Crown Castle International	2,461	423,612
Digital Realty Trust	2,991	421,252
Equinix	600	407,754
Equity Residential	6,004	430,067
Essex Property Trust	1,524	414,284
Healthpeak Properties	13,526	429,315
Prologis	3,876	410,856
Public Storage	1,707	421,219
Realty Income	6,578	417,703
SBA Communications	1,536	426,317
Simon Property Group	3,729	424,248
Ventas	7,790	415,519
Welltower	5,889	421,829
Weyerhaeuser	55,612	1,979,787
		9,539,315
Food & Staples Retailing–1.23%
Costco Wholesale	1,150	405,352
Kroger	11,820	425,402
Sysco	43,628	3,435,269
†U.S. Foods Holding	35,466	1,351,964
Walgreens Boots Alliance	8,244	452,596
Walmart	2,950	400,698
		6,471,281
Food Products–3.75%
Archer-Daniels-Midland	7,272	414,504
Campbell Soup	74,981	3,769,295
Conagra Brands	11,804	443,830
General Mills	80,917	4,961,830
Hershey	2,706	427,981
Hormel Foods	8,665	414,014
JM Smucker	3,535	447,283
Kellogg	6,943	439,492
Kraft Heinz	57,979	2,319,160
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
McCormick & Co Non-Voting Shares	4,779	$ 426,096
Mondelez International Class A	54,700	3,201,591
Nestle	18,596	2,072,584
Tyson Foods Class A	5,962	442,977
		19,780,637
Health Care Equipment & Supplies–1.81%
Abbott Laboratories	3,317	397,509
†Alcon	10,456	732,136
†Align Technology	681	368,782
Baxter International	5,126	432,327
Becton Dickinson & Co.	1,646	400,225
†Boston Scientific	10,731	414,753
Danaher	1,765	397,266
†DexCom	974	350,046
†Edwards Lifesciences	4,841	404,901
†IDEXX Laboratories	750	366,983
†Intuitive Surgical	544	401,983
Medtronic	22,264	2,630,046
ResMed	2,029	393,667
Stryker	1,685	410,432
Zimmer Biomet Holdings	9,061	1,450,485
		9,551,541
Health Care Providers & Services–2.42%
AmerisourceBergen	3,806	449,374
Anthem	5,929	2,128,215
Cardinal Health	7,743	470,387
†Centene	6,952	444,302
Cigna	9,951	2,405,555
CVS Health	23,254	1,749,398
HCA Healthcare	2,266	426,778
Humana	1,082	453,628
†Laboratory Corp of America Holdings	1,656	422,330
McKesson	10,678	2,082,637
Quest Diagnostics	3,378	433,533
UnitedHealth Group	1,239	460,995
Universal Health Services Class B	6,266	835,822
		12,762,954
Health Care Technology–0.20%
Cerner	5,703	409,932
†Certara	11,387	310,865
†Veeva Systems Class A	1,300	339,612
		1,060,409
Hotels, Restaurants & Leisure–1.26%
†Airbnb Class A	2,030	381,518
†Booking Holdings	1,040	2,423,034
†Chipotle Mexican Grill	277	393,567

LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Darden Restaurants	3,399	$ 482,658
†Expedia Group	2,531	435,636
†Hilton Worldwide Holdings	3,425	414,151
†Las Vegas Sands	6,782	412,074
†Marriott International Class A	2,940	435,443
McDonald's	1,898	425,418
Starbucks	3,875	423,421
Yum! Brands	3,882	419,955
		6,646,875
Household Durables–0.17%
DR Horton	5,078	452,551
Lennar Class A	4,603	465,962
		918,513
Household Products–1.50%
Church & Dwight	4,919	429,675
Clorox	2,140	412,763
Colgate-Palmolive	5,287	416,774
Kimberly-Clark	18,703	2,600,652
Procter & Gamble	30,117	4,078,745
		7,938,609
Industrial Conglomerates–0.92%
3M	13,011	2,506,959
General Electric	33,443	439,107
Honeywell International	1,975	428,713
Roper Technologies	1,049	423,104
Siemens	6,386	1,048,441
		4,846,324
Insurance–3.35%
Aflac	8,360	427,865
Allstate	3,894	447,421
American International Group	73,912	3,415,473
Aon Class A	1,787	411,207
Chubb	2,478	391,450
Hartford Financial Services Group	79,618	5,317,686
†Markel	367	418,241
Marsh & McLennan	3,434	418,261
MetLife	7,170	435,864
Principal Financial Group	7,310	438,308
Progressive	4,627	442,387
Prudential Financial	4,789	436,278
Travelers	20,916	3,145,766
Willis Towers Watson	6,765	1,548,373
		17,694,580
Interactive Media & Services–0.36%
†Alphabet Class A	193	398,066
†Facebook Class A	1,540	453,576
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Match Group	2,536	$ 348,396
†Snap Class A	6,229	325,715
†Twitter	5,646	359,255
		1,885,008
Internet & Direct Marketing Retail–0.31%
†Amazon.com	124	383,666
†ContextLogic Class A	18,335	289,693
†Doordash Class A	1,982	259,900
eBay	6,585	403,265
†MercadoLibre	210	309,149
		1,645,673
IT Services–3.12%
Accenture Class A	1,584	437,580
†Affirm Holdings	3,850	272,272
†Akamai Technologies	4,067	414,427
Automatic Data Processing	13,170	2,482,150
Cognizant Technology Solutions Class A	53,629	4,189,498
†Concentrix	3,537	529,560
Fidelity National Information Services	4,298	604,342
†Fiserv	14,225	1,693,344
†FleetCor Technologies	1,493	401,065
Global Payments	2,071	417,472
International Business Machines	15,293	2,037,945
Mastercard Class A	1,209	430,464
†Okta	1,415	311,908
Paychex	4,463	437,463
†PayPal Holdings	1,398	339,490
†Square Class A	1,476	335,126
†Twilio Class A	943	321,337
†VeriSign	2,062	409,843
Visa Class A	1,964	415,838
		16,481,124
Life Sciences Tools & Services–0.44%
Agilent Technologies	3,217	409,009
†Illumina	825	316,850
†IQVIA Holdings	2,121	409,650
†Mettler-Toledo International	350	404,492
Thermo Fisher Scientific	839	382,903
†Waters	1,426	405,226
		2,328,130
Machinery–2.19%
Caterpillar	1,915	444,031
Cummins	7,506	1,944,880
Deere & Co.	5,034	1,883,421
Dover	3,293	451,569
Flowserve	55,634	2,159,155
Fortive	5,961	421,085

LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Illinois Tool Works	1,999	$ 442,818
Otis Worldwide	6,389	437,327
PACCAR	4,287	398,348
Parker-Hannifin	1,439	453,904
Pentair	24,418	1,521,730
Stanley Black & Decker	5,115	1,021,312
		11,579,580
Media–1.32%
†Charter Communications Class A	3,261	2,012,102
Comcast Class A	47,174	2,552,585
Fox Class A	11,937	431,045
†Liberty Broadband Class C	2,739	411,261
†Liberty Media-Liberty SiriusXM Class C	9,436	416,222
Omnicom Group	5,952	441,341
Sirius XM Holdings	67,907	413,553
ViacomCBS Class B	6,447	290,760
		6,968,869
Metals & Mining–0.25%
†Freeport-McMoRan	10,886	358,476
Newmont	7,107	428,339
Nucor	6,943	557,314
		1,344,129
Multiline Retail–0.75%
Dollar General	2,029	411,116
†Dollar Tree	3,712	424,875
Target	15,826	3,134,656
		3,970,647
Multi-Utilities–1.87%
Ameren	5,571	453,257
CMS Energy	7,197	440,600
Consolidated Edison	20,098	1,503,330
Dominion Energy	48,340	3,671,906
DTE Energy	3,352	446,285
Public Service Enterprise Group	7,067	425,504
Sempra Energy	18,732	2,483,489
WEC Energy Group	4,832	452,227
		9,876,598
Oil, Gas & Consumable Fuels–3.79%
Canadian Natural Resources	33,303	1,029,539
†Cheniere Energy	5,906	425,291
Chevron	22,167	2,322,880
ConocoPhillips	91,482	4,845,802
Devon Energy	55,469	1,211,998
EOG Resources	6,451	467,891
Exxon Mobil	7,693	429,500
Hess	6,337	448,406
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan	26,930	$ 448,384
Marathon Petroleum	7,700	411,873
Occidental Petroleum	15,848	421,874
ONEOK	8,791	445,352
Phillips 66	4,958	404,275
Pioneer Natural Resources	12,662	2,010,979
Suncor Energy	44,426	928,679
Total	63,034	2,940,167
Valero Energy	5,705	408,478
Williams	17,756	420,640
		20,022,008
Personal Products–0.45%
Estee Lauder Class A	1,431	416,206
L'Oreal	5,041	1,931,905
		2,348,111
Pharmaceuticals–3.63%
†Atea Pharmaceuticals	4,880	301,340
Bayer	17,957	1,136,299
Bristol-Myers Squibb	63,017	3,978,263
Eli Lilly & Co	13,693	2,558,126
GlaxoSmithKline	56,827	1,009,041
Johnson & Johnson	24,096	3,960,178
Merck & Co.	32,839	2,531,558
Pfizer	37,111	1,344,532
Royalty Pharma Class A	8,590	374,696
Sanofi	15,776	1,558,668
Zoetis	2,551	401,731
		19,154,432
Professional Services–0.46%
Adecco Group	12,648	851,631
†CoStar Group	447	367,385
Equifax	2,311	418,591
IHS Markit	4,312	417,315
Verisk Analytics	2,143	378,647
		2,433,569
Real Estate Management & Development–0.67%
†CBRE Group Class A	44,406	3,512,959
		3,512,959
Road & Rail–1.03%
CSX	33,865	3,265,263
Kansas City Southern	1,895	500,129
Norfolk Southern	1,558	418,354
Old Dominion Freight Line	1,866	448,605
†Uber Technologies	6,989	380,970
Union Pacific	1,916	422,306
		5,435,627
Semiconductors & Semiconductor Equipment–2.66%
†Advanced Micro Devices	4,556	357,646

LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Analog Devices	2,491	$ 386,304
Applied Materials	3,365	449,564
Broadcom	1,185	549,437
Intel	50,898	3,257,472
KLA	1,234	407,714
Lam Research	682	405,954
Marvell Technology Group	7,865	385,228
†Maxim Integrated Products	4,159	380,008
Microchip Technology	2,514	390,223
†Micron Technology	18,358	1,619,359
NVIDIA	672	358,801
NXP Semiconductors	9,359	1,884,341
QUALCOMM	15,208	2,016,429
Skyworks Solutions	2,124	389,711
Texas Instruments	2,246	424,471
†Xilinx	2,942	364,514
		14,027,176
Software–2.00%
†Adobe	852	405,015
†ANSYS	1,032	350,426
†Autodesk	1,336	370,272
†C3.ai Class A	3,033	199,905
†Cadence Design Systems	2,922	400,285
Citrix Systems	3,069	430,765
†DocuSign	1,540	311,773
†Fortinet	2,373	437,629
Intuit	992	379,996
Microsoft	1,693	399,159
NortonLifeLock	19,571	416,079
Oracle	32,944	2,311,680
†Palantir Technologies Class A	14,073	327,760
†Palo Alto Networks	1,028	331,078
†RingCentral Class A	955	284,475
†Salesforce.com	1,655	350,645
†ServiceNow	715	357,579
†Slack Technologies Class A	9,425	382,938
†Splunk	2,405	325,829
†Synopsys	1,497	370,927
†Unity Software	3,362	337,242
†VMware Class A	2,778	417,950
†Workday Class A	1,477	366,931
†Zoom Video Communications Class A	978	314,222
		10,580,560
Specialty Retail–1.81%
†AutoZone	338	474,653
Best Buy	3,459	397,128
†CarMax	3,320	440,431
Home Depot	1,438	438,949
†Kingfisher	287,885	1,263,263
†Leslie's	16,530	404,820
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Lowe's	2,298	$ 437,034
†O'Reilly Automotive	874	443,336
Ross Stores	3,431	411,411
TJX	67,588	4,470,946
†Ulta Beauty	1,268	392,028
		9,573,999
Technology Hardware, Storage & Peripherals–0.56%
Apple	3,142	383,795
†Dell Technologies Class C	4,987	439,604
Hewlett Packard Enterprise	28,463	448,008
HP	14,857	471,710
NetApp	5,720	415,672
Seagate Technology	5,476	420,283
†Western Digital	5,925	395,494
		2,974,566
Textiles, Apparel & Luxury Goods–0.38%
Columbia Sportswear	8,031	848,314
†Lululemon Athletica	1,228	376,640
NIKE Class B	2,874	381,926
VF	5,076	405,674
		2,012,554
Tobacco–0.74%
Altria Group	9,196	470,467
Philip Morris International	38,763	3,439,829
		3,910,296
Trading Companies & Distributors–0.16%
Fastenal	8,510	427,883
WW Grainger	1,075	431,000
		858,883
Water Utilities–0.07%
American Water Works	2,605	390,542
		390,542
Wireless Telecommunication Services–0.42%
†T-Mobile	3,398	425,735
Vodafone Group	975,304	1,773,197
		2,198,932
Total Common Stock (Cost $323,297,597)		426,935,553
CONVERTIBLE PREFERRED STOCK–0.07%
†AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	348,910
Total Convertible Preferred Stock (Cost $294,815)		348,910

LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.00%
•Wells Fargo & Co 5.85% (LIBOR03M + 3.09%)	1,089	$ 29,185
Total Preferred Stock (Cost $28,728)		29,185

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage 6.75% 3/15/31	68,000	98,578
Total Agency Obligation (Cost $92,445)		98,578
CONVERTIBLE BONDS–2.27%
Airlines–0.05%
JetBlue Airways 0.50%, excercise price $0.50 4/1/26	248,000	272,503
		272,503
Banks–0.07%
BofA Finance 0.13%, excercise price $0.13 9/1/22	321,000	358,236
		358,236
Computers–0.05%
Western Digital 1.50%, excercise price $1.50 2/1/24	269,000	274,749
		274,749
Health Care Products–0.07%
Integra LifeSciences Holdings 0.50%, excercise price $0.50 8/15/25	267,000	296,877
Tandem Diabetes Care 1.50%, excercise price $1.50 5/1/25	56,000	61,354
		358,231
Health Care Services–0.11%
Teladoc Health 1.25%, excercise price $1.25 6/1/27	551,000	612,326
		612,326
Internet–0.44%
Booking Holdings
0.75%, exercise price $0.75 5/1/25	56,000	82,320
0.90%, exercise price $0.90 9/15/21	220,000	257,840
FireEye
1.00%, exercise price $1.00 6/1/35	221,000	217,265
1.63%, exercise price $1.62 6/1/35	224,000	221,874
IAC Financeco 3 2.00%, excercise price $2.00 1/15/30	407,000	726,495
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Internet (continued)
Shopify 0.13%, excercise price $0.13 11/1/25	336,000	$ 383,040
Trip.com Group 1.25%, excercise price $1.25 9/15/22	387,000	368,556
TripAdvisor 0.25%, excercise price $0.25 4/1/26	45,000	47,137
		2,304,527
Media–0.66%
Cable One
0.01%, exercise price $0.01 3/15/26	393,000	388,677
1.13%, exercise price $1.13 3/15/28	188,000	189,410
DISH Network 3.38%, excercise price $3.37 8/15/26	1,103,000	1,060,314
Liberty Broadband 1.25%, excercise price $1.25 9/30/50	353,000	345,234
Liberty Latin America 2.00%, excercise price $2.00 7/15/24	366,000	360,342
Liberty Media
1.38%, exercise price $1.37 10/15/23	780,000	993,079
2.25%, exercise price $2.25 9/30/46	88,364	40,701
Liberty Media Corp-Liberty Formula One 1.00%, excercise price $1.00 1/30/23	70,000	88,760
		3,466,517
Pharmaceuticals–0.27%
DexCom 0.75%, excercise price $0.75 12/1/23	214,000	471,602
Jazz Investments I 2.00%, excercise price $2.00 6/15/26	230,000	295,263
Neurocrine Biosciences 2.25%, excercise price $2.25 5/15/24	235,000	315,928
Pacira BioSciences 0.75%, excercise price $0.75 8/1/25	137,000	165,948
Pacira Pharmaceuticals 2.38%, excercise price $2.37 4/1/22	28,000	33,848
Supernus Pharmaceuticals 0.63%, excercise price $0.63 4/1/23	146,000	140,747
		1,423,336

LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Real Estate–0.08%
Redfin 0.01%, excercise price $0.01 10/15/25	378,000	$ 442,024
		442,024
Semiconductors–0.25%
Cree
0.88%, exercise price $0.87 9/1/23	189,000	348,478
1.75%, exercise price $1.75 5/1/26	155,000	366,094
Microchip Technology 0.13%, excercise price $0.13 11/15/24	515,000	606,091
		1,320,663
Software–0.19%
Nuance Communications 1.25%, excercise price $1.25 4/1/25	151,000	343,057
Workday 0.25%, excercise price $0.25 10/1/22	301,000	518,111
Zynga 0.01%, excercise price $0.01 12/15/26	150,000	159,094
		1,020,262
Telecommunications–0.03%
Finisar 0.50%, excercise price $0.50 12/15/36	141,000	138,225
		138,225
Total Convertible Bonds (Cost $10,089,221)		11,991,599
CORPORATE BONDS–4.75%
Aerospace & Defense–0.06%
General Dynamics 3.88% 7/15/21	285,000	285,632
Raytheon Technologies 4.45% 11/16/38	28,000	32,440
		318,072
Agriculture–0.07%
Altria Group 5.80% 2/14/39	185,000	225,752
Philip Morris International
3.60% 11/15/23	36,000	38,779
4.88% 11/15/43	108,000	128,907
		393,438
Airlines–0.03%
♦American Airlines Pass Through Trust 3.70% 4/1/28	27,082	26,882
♦Continental Airlines Pass Through Trust 4.15% 10/11/25	28,389	29,653
♦United Airlines Pass Through Trust
3.50% 9/1/31	42,406	43,393
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦United Airlines Pass Through Trust (continued)
3.75% 3/3/28	33,142	$ 34,386
		134,314
Auto Manufacturers–0.13%
General Motors 6.60% 4/1/36	186,000	241,416
General Motors Financial 5.25% 3/1/26	44,000	50,405
Toyota Motor Credit 2.60% 1/11/22	395,000	402,087
		693,908
Banks–0.74%
Bank of America 3.25% 10/21/27	275,000	295,648
Citigroup
μ3.67% 7/24/28	49,000	53,588
4.75% 5/18/46	34,000	40,518
5.30% 5/6/44	22,000	27,843
6.68% 9/13/43	299,000	436,983
Citizens Financial Group 2.38% 7/28/21	40,000	40,192
Goldman Sachs Group
4.25% 10/21/25	275,000	306,955
5.25% 7/27/21	36,000	36,555
μHSBC Holdings 2.63% 11/7/25	400,000	418,043
JPMorgan Chase & Co
3.20% 6/15/26	36,000	38,918
μ3.51% 1/23/29	327,000	353,592
•3.56% 7/1/21	58,000	57,739
μ3.90% 1/23/49	102,000	112,244
μ4.26% 2/22/48	46,000	53,409
Morgan Stanley 4.00% 7/23/25	61,000	67,695
PNC Financial Services Group 3.45% 4/23/29	291,000	314,448
US Bancorp 3.10% 4/27/26	208,000	223,175
Wells Fargo & Co
3.55% 9/29/25	59,000	64,310
4.10% 6/3/26	40,000	44,459
Wells Fargo & Co. 4.65% 11/4/44	333,000	383,511
Westpac Banking 2.10% 5/13/21	525,000	526,075
		3,895,900
Beverages–0.11%
Anheuser-Busch InBev Worldwide
4.70% 2/1/36	91,000	106,604
4.90% 2/1/46	101,000	120,649
Heineken 3.50% 1/29/28	90,000	97,976
Molson Coors Beverage 4.20% 7/15/46	34,000	35,413

LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo 3.00% 8/25/21	220,000	$ 222,382
		583,024
Biotechnology–0.01%
Gilead Sciences 4.40% 12/1/21	44,000	44,713
		44,713
Chemicals–0.00%
Sherwin-Williams 4.50% 6/1/47	14,000	16,355
		16,355
Computers–0.07%
Apple
2.15% 2/9/22	254,000	258,183
3.35% 2/9/27	30,000	32,960
Dell International 5.45% 6/15/23	58,000	63,386
		354,529
Diversified Financial Services–0.57%
Air Lease
3.00% 9/15/23	6,000	6,266
4.25% 9/15/24	38,000	41,513
Aircastle 4.40% 9/25/23	304,000	323,765
American Express 3.63% 12/5/24	30,000	32,713
Aviation Capital Group
2.88% 1/20/22	100,000	101,449
4.88% 10/1/25	66,000	71,834
Capital One Financial 3.20% 1/30/23	317,000	331,861
=Convertible Trust - Energy 0.33% 9/19/24	832,000	883,418
=Convertible Trust - Media 0.25% 12/4/24	848,000	1,135,387
Synchrony Financial 3.95% 12/1/27	54,000	58,183
		2,986,389
Electric–0.26%
Electricite de France 4.88% 1/22/44	84,000	99,188
Georgia Power 3.70% 1/30/50	51,000	52,295
NextEra Energy Capital Holdings
0.65% 3/1/23	395,000	396,263
3.55% 5/1/27	50,000	54,876
Oglethorpe Power 4.55% 6/1/44	52,000	54,664
Ohio Power 5.38% 10/1/21	18,000	18,424
PPL Electric Utilities 6.25% 5/15/39	4,000	5,474
Sempra Energy 3.80% 2/1/38	54,000	58,043
Southern 2.35% 7/1/21	395,000	396,232
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Xcel Energy
0.50% 10/15/23	94,000	$ 93,910
3.50% 12/1/49	143,000	143,094
		1,372,463
Electronics–0.07%
Avnet 4.63% 4/15/26	64,000	70,664
Honeywell International
•0.41% 8/19/22	110,000	110,085
0.48% 8/19/22	175,000	175,133
		355,882
Entertainment–0.07%
Live Nation Entertainment 2.50% 3/15/23	272,000	379,957
		379,957
Environmental Control–0.01%
Waste Management 3.90% 3/1/35	42,000	47,648
		47,648
Food–0.11%
Ingredion 6.63% 4/15/37	23,000	30,527
Kraft Heinz Foods 4.63% 10/1/39	90,000	97,237
Nestle Holdings 3.10% 9/24/21	465,000	470,258
		598,022
Forest Products & Paper–0.01%
International Paper 6.00% 11/15/41	22,000	29,841
		29,841
Gas–0.01%
NiSource 4.38% 5/15/47	54,000	60,513
		60,513
Health Care Products–0.00%
Medtronic 4.38% 3/15/35	23,000	27,657
		27,657
Health Care Services–0.04%
Laboratory Corp of America Holdings
3.20% 2/1/22	54,000	55,252
4.70% 2/1/45	23,000	26,111
UnitedHealth Group 3.50% 8/15/39	135,000	145,320
		226,683
Insurance–0.39%
Allstate 3.28% 12/15/26	28,000	30,782
American Equity Investment Life Holding 5.00% 6/15/27	244,000	271,126

LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
American International Group 4.38% 1/15/55	64,000	$ 71,420
Athene Global Funding
2.75% 6/25/24	250,000	263,856
4.00% 1/25/22	110,000	113,197
Guardian Life Global Funding 2.90% 5/6/24	291,000	310,138
Jackson National Life Global Funding
2.10% 10/25/21	46,000	46,442
3.25% 1/30/24	42,000	44,824
Liberty Mutual Group 3.95% 5/15/60	88,000	88,947
Markel
5.00% 3/30/43	34,000	38,940
5.00% 5/20/49	273,000	336,990
Nationwide Financial Services 5.30% 11/18/44	40,000	45,932
PartnerRe Finance 3.70% 7/2/29	210,000	229,394
Prudential Financial 3.91% 12/7/47	14,000	15,147
Reinsurance Group of America 4.70% 9/15/23	34,000	37,243
Travelers 4.60% 8/1/43	60,000	73,474
Willis North America 3.60% 5/15/24	22,000	23,709
WR Berkley 4.63% 3/15/22	38,000	39,515
		2,081,076
Machinery Construction & Mining–0.02%
Caterpillar Financial Services 1.70% 8/9/21	130,000	130,707
		130,707
Machinery Diversified–0.06%
Deere & Co 2.60% 6/8/22	314,000	320,814
		320,814
Media–0.25%
Charter Communications Operating
3.85% 4/1/61	194,000	177,850
4.46% 7/23/22	321,000	334,788
Comcast
3.90% 3/1/38	74,000	83,118
4.15% 10/15/28	315,000	360,496
6.45% 3/15/37	27,000	38,299
Cox Communications 2.95% 10/1/50	58,000	51,330
NBCUniversal Media 5.95% 4/1/41	18,000	25,289
Walt Disney 3.00% 9/15/22	220,000	228,417
		1,299,587
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metal Fabricate & Hardware–0.01%
Precision Castparts 2.50% 1/15/23	32,000	$ 33,033
		33,033
Mining–0.00%
Rio Tinto Finance USA 7.13% 7/15/28	18,000	24,167
		24,167
Oil & Gas–0.07%
BP Capital Markets America 2.94% 6/4/51	208,000	185,512
Chevron 5.25% 11/15/43	74,000	95,739
ConocoPhillips 4.15% 11/15/34	20,000	22,224
Husky Energy 3.95% 4/15/22	26,000	26,607
Suncor Energy 3.60% 12/1/24	30,000	32,617
		362,699
Packaging & Containers–0.02%
Packaging Corporation of America 4.50% 11/1/23	102,000	111,090
		111,090
Pharmaceuticals–0.33%
AbbVie
4.05% 11/21/39	223,000	249,672
4.50% 5/14/35	64,000	75,148
4.85% 6/15/44	86,000	104,473
Becton Dickinson and Co. 4.88% 5/15/44	35,000	40,279
Bristol-Myers Squibb 4.13% 6/15/39	108,000	125,618
Cigna 4.80% 8/15/38	328,000	392,025
CVS Health 3.38% 8/12/24	34,000	36,580
♦CVS Pass Through Trust 6.04% 12/10/28	181,655	211,923
GlaxoSmithKline Capital 6.38% 5/15/38	6,000	8,788
Mead Johnson Nutrition 4.13% 11/15/25	4,000	4,486
Mylan 3.15% 6/15/21	38,000	38,120
Pfizer
2.20% 12/15/21	100,000	101,407
3.00% 9/15/21	305,000	308,784
Zoetis 4.70% 2/1/43	32,000	38,612
		1,735,915
Pipelines–0.23%
Cameron LNG 3.70% 1/15/39	90,000	95,498
Energy Transfer Operating
4.20% 9/15/23	170,000	182,049
4.90% 3/15/35	32,000	33,741
5.00% 5/15/50	106,000	109,630

LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating
4.25% 2/15/48	68,000	$ 72,228
6.45% 9/1/40	2,000	2,679
Kinder Morgan 5.30% 12/1/34	38,000	44,878
MPLX
4.50% 7/15/23	389,000	419,040
4.50% 4/15/38	78,000	85,211
Plains All American Pipeline 3.65% 6/1/22	32,000	32,763
Spectra Energy Partners 4.50% 3/15/45	48,000	51,687
Sunoco Logistics Partners Operations 5.30% 4/1/44	58,000	61,102
Texas Eastern Transmission 7.00% 7/15/32	16,000	21,527
		1,212,033
Private Equity–0.07%
Apollo Management Holdings 4.00% 5/30/24	270,000	295,958
Brookfield Asset Management 4.00% 1/15/25	40,000	43,700
Carlyle Holdings Finance 3.88% 2/1/23	8,000	8,449
KKR Group FinanceIII 5.13% 6/1/44	28,000	34,127
		382,234
Real Estate Investment Trusts–0.14%
American Tower 1.60% 4/15/26	137,000	137,312
Crown Castle International 4.75% 5/15/47	4,000	4,569
EPR Properties 4.75% 12/15/26	154,000	161,860
Life Storage 3.50% 7/1/26	40,000	43,436
Office Properties Income Trust 4.00% 7/15/22	66,000	67,685
Regency Centers
2.95% 9/15/29	240,000	244,120
4.65% 3/15/49	69,000	75,864
Service Properties Trust 5.00% 8/15/22	18,000	18,269
		753,115
Retail–0.09%
Dollar General 3.25% 4/15/23	32,000	33,671
Starbucks 3.55% 8/15/29	300,000	327,968
Walgreens Boots Alliance
3.30% 11/18/21	54,000	54,613
4.50% 11/18/34	40,000	44,504
		460,756
Semiconductors–0.14%
Broadcom 3.47% 4/15/34	60,000	60,205
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Micron Technology 4.66% 2/15/30	100,000	$ 113,594
NVIDIA 2.20% 9/16/21	125,000	125,911
NXP
3.88% 9/1/22	325,000	339,363
5.35% 3/1/26	64,000	74,697
Texas Instruments 2.63% 5/15/24	20,000	21,196
		734,966
Software–0.13%
Fiserv 3.80% 10/1/23	138,000	148,360
Microsoft 3.50% 2/12/35	36,000	40,250
Nuance Communications 1.00% 12/15/35	175,000	323,103
Oracle 3.60% 4/1/40	175,000	175,756
		687,469
Telecommunications–0.37%
AT&T
3.00% 6/30/22	46,000	47,280
3.50% 9/15/53	220,000	203,310
3.55% 9/15/55	14,000	12,811
3.80% 12/1/57	161,000	153,173
4.30% 2/15/30	30,000	33,773
4.50% 5/15/35	42,000	47,370
Cisco Systems 1.85% 9/20/21	260,000	261,671
Orange 4.13% 9/14/21	220,000	223,349
Rogers Communications
4.30% 2/15/48	136,000	147,936
4.50% 3/15/43	52,000	57,335
Verizon Communications
3.40% 3/22/41	92,000	93,397
4.40% 11/1/34	28,000	32,007
4.81% 3/15/39	44,000	52,658
Viavi Solutions
1.00% 3/1/24	252,000	331,537
1.75% 6/1/23	183,000	233,563
		1,931,170
Transportation–0.06%
CSX 5.50% 4/15/41	34,000	44,007
FedEx 4.90% 1/15/34	38,000	45,733
Norfolk Southern 3.40% 11/1/49	103,000	102,395
Union Pacific
3.65% 2/15/24	9,000	9,645
3.84% 3/20/60	51,000	54,203
4.15% 1/15/45	39,000	42,748
United Parcel Service 3.40% 11/15/46	22,000	22,470
		321,201
Total Corporate Bonds (Cost $23,381,330)		25,101,340

LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–4.40%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	$ 1,439,570
4.50% 8/15/39	3,600	4,875
4.38% 5/15/40	7,200	9,652
1.63% 11/15/50	1,558,400	1,298,586
1.88% 2/15/41	415,300	386,683
U.S. Treasury Notes
1.13% 2/15/31	1,872,700	1,769,409
0.25% 3/15/24	2,277,500	2,271,450
1.25% 3/31/28	2,970,200	2,939,570
0.75% 3/31/26	5,949,800	5,898,204
0.13% 3/31/23	7,244,700	7,239,889
Total U.S. Treasury Obligations (Cost $23,341,199)		23,257,888

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–7.38%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.04%)	38,964,442	$ 38,964,442
Total Money Market Fund (Cost $38,964,442)		38,964,442

TOTAL INVESTMENTS–99.72% (Cost $419,489,777)	526,727,495
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	1,468,632
NET ASSETS APPLICABLE TO 39,455,037 SHARES OUTSTANDING–100.00%	$528,196,127

† Non-income producing.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	CAD	(1,025,777)	USD	815,894	4/23/21	$—	$(396)
SSB	CAD	61,405	USD	(48,771)	4/23/21	95	—
SSB	CHF	(1,137,595)	USD	1,222,425	4/23/21	18,059	—
SSB	CHF	15,809	USD	(16,866)	4/23/21	—	(129)
SSB	EUR	(1,027,156)	USD	1,221,515	4/23/21	16,393	—
SSB	EUR	34,925	USD	(41,073)	4/23/21	—	(97)
SSB	EUR	(4,226,965)	USD	5,030,063	4/29/21	70,118	—
SSB	GBP	(2,299,929)	USD	3,172,433	4/23/21	1,507	—
SSB	GBP	38,971	USD	(53,745)	4/23/21	—	(15)
Total Foreign Currency Exchange Contracts						$106,172	$(637)
LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
10	British Pound	$861,312	$870,213	6/14/21	$—	$(8,901)
10	Euro	1,467,750	1,491,614	6/14/21	—	(23,864)
9	Japanese Yen	1,016,494	1,038,152	6/14/21	—	(21,658)
					—	(54,423)
Equity Contracts:
3	E-mini Russell 2000 Index	333,375	343,477	6/18/21	—	(10,102)
70	E-mini S&P 500 Index	13,885,900	13,607,842	6/18/21	278,058	—
22	E-mini S&P MidCap 400 Index	5,731,660	5,665,007	6/18/21	66,653	—
31	Euro STOXX 50 Index	1,405,434	1,371,035	6/18/21	34,399	—
9	FTSE 100 Index	828,752	832,516	6/18/21	—	(3,764)
4	Nikkei 225 Index (OSE)	1,054,143	1,037,613	6/10/21	16,530	—
					395,640	(13,866)
Total Futures Contracts					$395,640	$(68,289)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
CAD–Canadian Dollar
CHF–Swiss Franc
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP Invesco Select Equity Income Managed Volatility Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Invesco Select Equity Income Managed Volatility Fund–14

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$426,935,553	$—	$—	$426,935,553
Convertible Preferred Stock	348,910	—	—	348,910
Preferred Stock	29,185	—	—	29,185
Agency Obligation	—	98,578	—	98,578
Convertible Bonds	—	11,991,599	—	11,991,599
Corporate Bonds
Aerospace & Defense	—	318,072	—	318,072
Agriculture	—	393,438	—	393,438
Airlines	—	134,314	—	134,314
Auto Manufacturers	—	693,908	—	693,908
Banks	—	3,895,900	—	3,895,900
Beverages	—	583,024	—	583,024
Biotechnology	—	44,713	—	44,713
Chemicals	—	16,355	—	16,355
Computers	—	354,529	—	354,529
Diversified Financial Services	—	967,584	2,018,805	2,986,389
Electric	—	1,372,463	—	1,372,463
Electronics	—	355,882	—	355,882
Entertainment	—	379,957	—	379,957
Environmental Control	—	47,648	—	47,648
Food	—	598,022	—	598,022
Forest Products & Paper	—	29,841	—	29,841
Gas	—	60,513	—	60,513
Health Care Products	—	27,657	—	27,657
Health Care Services	—	226,683	—	226,683
Insurance	—	2,081,076	—	2,081,076
Machinery Construction & Mining	—	130,707	—	130,707
Machinery Diversified	—	320,814	—	320,814
Media	—	1,299,587	—	1,299,587
Metal Fabricate & Hardware	—	33,033	—	33,033
Mining	—	24,167	—	24,167
Oil & Gas	—	362,699	—	362,699
Packaging & Containers	—	111,090	—	111,090
Pharmaceuticals	—	1,735,915	—	1,735,915
Pipelines	—	1,212,033	—	1,212,033
Private Equity	—	382,234	—	382,234
Real Estate Investment Trusts	—	753,115	—	753,115
Retail	—	460,756	—	460,756
Semiconductors	—	734,966	—	734,966
Software	—	687,469	—	687,469
Telecommunications	—	1,931,170	—	1,931,170
Transportation	—	321,201	—	321,201
U.S. Treasury Obligations	—	23,257,888	—	23,257,888
Money Market Fund	38,964,442	—	—	38,964,442
Total Investments	$466,278,090	$58,430,600	$2,018,805	$526,727,495
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$106,172	$—	$106,172
Futures Contracts	$395,640	$—	$—	$395,640
Liabilities:
Foreign Currency Exchange Contracts	$—	$(637)	$—	$(637)
Futures Contracts	$(68,289)	$—	$—	$(68,289)
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP Invesco Select Equity Income Managed Volatility Fund–15